Shareholders' Equity - Movements in the number of options outstanding (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) Option Y € / shares	Dec. 31, 2022 EUR (€) Option Y € / shares	Dec. 31, 2021 Option Y € / shares
IFRS Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option | €	€ 2.14	€ 0.67
Term options	10 years
Expected life in years	5 years
Option life, share options granted | Y	5	5	5
Stock options outstanding, beginning of year | Option	11,279,210	7,643,143	7,021,235
Granted | Option	1,793,449	5,230,405	1,492,034
Forfeited | Option	(276,272)	(1,177,622)	(341,448)
Exercised | Option	(337,746)	(1,590)	(474,887)
Expired | Option	(1,272,401)	(415,126)	(53,791)
Stock options outstanding, end of the year | Option	11,186,240	11,279,210	7,643,143
Exercisable stock options, end of the year | Option	6,679,018	5,235,914	4,221,503
Average exercise price, beginning of year (in euro per share)	€ 3.66	€ 6.13	€ 6.47
Granted (in euro per share)	2.76	0.89	4.34
Forfeited (in euro per share)	4.62	5.84	8.68
Exercised (in euro per share)	1.07	2.72	3.35
Expired (in euro per share)	7.80	7.94	9.53
Average exercise price, end of the year (in euro per share)	3.10	3.66	€ 6.13
Options exercised during the year	€ 1.45	€ 5.26
Weighted average life	6 years 9 months 18 days	7 years
IFRS Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option | €	€ 2.76	€ 1.06
Minimum | IFRS Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 0.60	€ 0.62
Maximum | IFRS Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 19.80	€ 20.51